Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parentheticals
Capital stock par value	$ 0	$ 0
Capital stock shares authorized	0	100
Capital stock shares issued	0	100
Capital stock shares outstanding	0	100
Common stock par value	$ 0.01	$ 0
Common stock shares authorized	475,000,000	0
Common stock shares issued	16,317,000	0
Common stock shares outstanding	16,317,000	0
Preferred stock par value	$ 0.01	$ 0
Preferred stock shares authorized	25,000,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0